Debt Obligations, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Obligations, Net [Line Items]
Debt Obligations, Net
4. DEBT OBLIGATIONS, NET
The table below summarizes outstanding debt obligations of the Company (dollars in thousands):

	June 30, 2021
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available(1)	Net Carrying Value	Average Interest Rate(2)
2031 Notes	6/10/2031	$700,000	$700,000	$—	$683,338	3.13%
Revolving Credit Facility	4/15/2024	150,000	—	149,102	—	3.47%

Total		$850,000	$700,000	$149,102	$683,338

(1)	Amount available is reduced by outstanding letters of credit related to certain leases.
(2)	Average interest rate noted above, excludes the impact of deferred financing costs and discounts.

	December 31, 2020
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available(1)	Net Carrying Value	Average Interest Rate(2)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.75%
Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.49%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

(1)	Amount available is reduced by outstanding letters of credit related to certain leases.
(2)	Average interest rate noted above, excludes the impact of deferred financing costs.
2031 Notes
On June 10, 2021, the Company, through its indirect subsidiary, Blue Owl Finance LLC, issued $700.0 million aggregate principal amount of 3.125% Senior Notes due 2031 (the “2031 Notes”). The 2031 Notes bear interest at a rate of 3.125% per annum and mature on June 10, 2031. Interest on the 2031 Notes will be payable semi-annually in arrears on June 10 and December 10 of each year, commencing December 10, 2021.
The 2031 Notes are fully and unconditionally guaranteed, jointly and severally, by the Blue Owl Operating Partnerships and certain of their respective subsidiaries. The guarantees are unsecured and unsubordinated obligations of the guarantors. All or a portion of the 2031 Notes may be redeemed at the Company’s option in whole, at any time, or in part, from time to time, prior to their stated maturity, subject to a make-whole redemption price; provided, however, that if the Company redeems any amounts on or after March 10, 2031, the redemption price for the 2031 Notes will be equal to 100% of the principal amount of the amounts redeemed, in each case, plus any accrued and unpaid interest. If a change of control repurchase event occurs, the 2031 Notes are subject to repurchase by the Company at a repurchase price in cash equal to 101% of the aggregate principal amount repurchased plus any accrued and unpaid interest. The 2031 Notes also provide for customary events of default and acceleration.
Revolving Credit Facility
On April 15, 2021, the Company entered into a $150.0 million credit facility (“Revolving Credit Facility”). The maximum capacity under the Revolving Credit Facility may be increased to $200 million through our exercise of an uncommitted accordion feature through which existing and new lenders may, at their option, agree to provide additional financing. The Revolving Credit Facility matures on April 15, 2024.
Borrowings under the credit facility bear interest at a rate per annum equal to: (i) LIBOR + 2.50% or (ii) an alternate base rate (“ABR”) + 1.50% (subject to an ABR floor of 1.00%). The ABR is the greater of: (a) Prime Rate, (b) NY Fed Bank Rate + 0.50%, and (c) LIBOR + 1.00%. The Company also pays a fee on the unused portion of the credit facility in the amount of (i) 0.25% per annum to the extent utilization is greater than 50% and (ii) 0.375% per annum to the extent utilization is less than 50%. Borrowings under the credit facility are secured by a continuing interest in certain management fees, incentive fees and other fees or distributions.
Revolving Credit Facility #1 and #2
In April 2021, the Company repaid all amounts outstanding under and terminated Revolving Credit Facility #1 and #2 in connection with closing the Revolving Credit Facility.
Term Loan
In June 2021, the Company prepaid the $250.0 million term loan agreement (the “Term Loan”) owed to a product managed by the Company with proceeds from the 2031 Notes. This prepayment resulted in a net loss on the retirement of debt of $15.8 million, which is inclusive of call protection premium and write-off
of deferred financing costs.

Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Debt Obligations, Net [Line Items]
Debt Obligations, Net
4.	Debt Obligations, Net
The table below summarizes outstanding debt obligations of the Company:

	December 31, 2020
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.75%
Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.49%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

(1)	Amount available is reduced by outstanding letters of credit.
(2)
The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $373, $62, and $3.4 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

	December 31, 2019
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$50,000	$28,190	$20,082	$28,101	6.22%
Revolving Credit Facility #2	8/20/2021	16,000	12,982	3,018	12,834	5.61%
Term Loan	10/25/2029	250,000	250,000	—	246,169	7.94%

Total		$316,000	$291,172	$23,100	$287,104

(1)	Amount available is reduced by outstanding letters of credit.
(2)
The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $89, $148, and $3.8 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.
Deferred financing cost amortization expense for the years ended December 31, 2020, 2019 and 2018 was $787, $225 and $397, respectively.
Revolving Credit Facility #1
On February 22, 2017, Owl Rock entered into a $10 million credit facility (“Revolving Credit Facility #1”). On March 12, 2018, the credit facility was amended to, among other things: (i) increase facility size to $36.5 million, (ii) extend the maturity date to February 28, 2022, (iii) reduce the London Interbank Offered Rate (“LIBOR”) – based rate from LIBOR + 3.25% to LIBOR + 3.05% and prime rate – based rate from prime rate + 0.50% to prime rate + 0.25%, and (iv) added a letter of credit sublimit of $5 million. On December 13, 2018, the credit facility was increased to $50 million. On February 20, 2020, the credit facility was increased to $80 million. On October 30, 2020, the credit facility was increased to $105 million.
Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advance, the greater of LIBOR + 3.05 % and 4.25%, or (ii) in the case of prime rate – based advance, the greater of prime rate, as published by the lending bank, + 0.25 % and 4.25%. The Company also pays fees of 0.5% and 2.0% per annum on the unused portion of the credit facility and outstanding letters of credit, respectively.
Borrowings under the credit facility are secured by a continuing interest in management fees, incentive fees and other fees or distributions.
Revolving Credit Facility #2
On February 22, 2019, Owl Rock entered into a $10 million credit facility (“Revolving Credit Facility #2”). On November 29, 2019, the credit facility was increased to $16 million. On September 14, 2020, the credit facility was increased to $22 million.
Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advances, the greater of LIBOR + 3.05% and 4.25%, or (ii) in the case of the prime rate – based advances, the greater of the prime rate, as published by the lending bank, + 0.25% and 4.25%. The Company also pays a fee of 0.5% per annum on the unused portion of the credit facility.
Borrowings under the credit facility are secured by a continuing interest in management fees, incentive fees and other fees or distributions.
Term Loan
On October 25, 2019, Holdings entered into a $250 million term loan agreement (“Term Loan”). The Term Loan bears interest at a rate per annum equal to LIBOR + 6.00% and is subject to a LIBOR floor of 1.50%.
Borrowing under the Term Loan is secured by cash receipts and distributions from subsidiaries of Owl Rock.